Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income (loss)	$ (1,258)	$ 438
Reconciliation of net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization expense	2,155	1,636
Compensation costs - stock options	80	118
Deferred rental income	(38)
Provision for losses on accounts receivable	56	18
Gain from disposal of property and equipment	(2)	(23)
Accretion of asset retirement obligation	25
Change in operating assets and liabilities, net of effect of acquisition:
Accounts receivable	1,395	(975)
Inventories	(132)	(72)
Prepaid expenses	(125)	(62)
Refundable income taxes	(5)	6
Other current assets	(30)
Other assets, net	12	(4)
Accounts payable	(2,566)	86
Accrued payroll and other compensation	165	63
Accrued income taxes	7	(1)
Other accrued taxes	72	4
Deferred revenues	(9)	85
Other liabilities and accrued expenses	252	(59)
Net cash provided by operating activities	54	1,258
Investing activities:
Capital expenditures	(6,790)	(2,370)
Acquisition of Avalon Resort and Spa	(3,122)
Proceeds from disposal of property and equipment	14	25
Net cash used in investing activities	(9,898)	(2,345)
Financing activities:
Proceeds from subsidiary private placement offering	700	3,050
Borrowings under line of credit facility	3,800
Cash distributions to non-controlling interest in subsidiary	(87)
Principal payments on capital lease obligation	(55)	(60)
Contribution to paid-in capital	17	7
Net cash provided by financing activities	4,375	2,997
Increase (decrease) in cash and cash equivalents	(5,469)	1,910
Cash and cash equivalents at beginning of year	9,798	7,888
Cash and cash equivalents at end of year	4,329	9,798
Significant non-cash operating and investing activities:
Capital expenditures included in accounts payable	894	1,338
Asset retirement obligation		75
Significant non-cash investing and financing activities:
Capital lease obligations incurred		280
Cash paid during the year for interest	$ 58	$ 22